The Company	12 Months Ended
Dec. 31, 2019
Text block [abstract]
The Company
Note 1: The Company
Incorporated in 2002 under the laws of France, DBV Technologies S.A. (“DBV Technologies,” or the “Company”) is a clinical-stage specialty biopharmaceutical company focused on changing the field of immunotherapy by developing a novel technology platform called Viaskin
™
. The Company’s therapeutic approach is based on epicutaneous immunotherapy, or EPIT
TM
, a proprietary method of delivering biologically active compounds to the immune system through intact skin using Viaskin
™
.
Viaskin
™
Peanut
The Company’s lead product candidate, Viaskin
™
Peanut, has completed a global Phase III program for the treatment of peanut-allergic patients 4 to 11 years of age. In October 2018, the Company announced its submission of a Biologics License Application (“BLA”) to the U.S. Food and Drug Administration (“FDA”) for Viaskin
™
Peanut for the treatment of peanut allergy in children 4 to 11 years of age. On December 19, 2018, the Company announced that, after discussions with the FDA, the Company voluntarily withdrew its Biologics License Application (“BLA”) for Viaskin
™
Peanut in children 4 to 11 years of age. On August 7, 2019, the Company announced the submission of its BLA to the FDA for its investigational Viaskin
™
Peanut immunotherapy for the treatment of peanut-allergic children ages 4 to 11 years. On October 4, 2019, the Company announced that the FDA accepted the BLA for review and on February 21, 2020, the Company announced that the FDA announced that an Allergenic Products Advisory Committee meeting would be held on May 15, 2020 to discuss the BLA. On March 16, 2020, the Company announced that the FDA had informed the Company that during the FDA’s ongoing review of the BLA, it had identified questions regarding efficacy, including the impact of patch-site adhesion. Therefore, the Advisory Committee meeting to discuss the BLA will no longer take place as previously scheduled on May 15, 2020. The Company is in communication with the FDA regarding the potential submission, as part of the ongoing BLA review, of additional information on patch-site adhesion from the Company’s clinical program as well as on its long-term efficacy results from the three-year open-label extension trial, PEOPLE. At this time, the Company has received no additional information regarding the timeline of the BLA review and believes the target action date of August 5, 2020 remains unchanged. However, the submission of additional information to the FDA may constitute a major amendment to the BLA and could extend the target action date.
In August 2017, the Company initiated Part A of the EPITOPE (EPIT
™
in Toddlers with Peanut Allergy) trial, a Phase III trial of Viaskin
™
Peanut in peanut-allergic toddlers ages one to three. EPITOPE is a two-part,
pivotal Phase III clinical trial assessing the safety and efficacy of Viaskin
™
Peanut 250 µg for the treatment of peanut-allergic toddlers one to three years of age. In September 2018, the Company announced that the independent data safety and monitoring board (“DSMB”) completed its review of Part A of EPITOPE and recommended that the dose of Viaskin
™
Peanut 250 µg be evaluated in Part B. On October 26, 2018, the Company announced that the first patient was enrolled in Part B of EPITOPE. This trial is the second Phase III clinical program currently investigating the use of Viaskin
©
Peanut for the treatment of patients with peanut allergy.
Viaskin
™
Milk
The Company is developing its second product candidate, Viaskin
™
Milk, for the treatment of cow’s milk protein allergy (“CMPA”), in children two to 17 years of age, which received fast track designation from the FDA in September 2016. In November 2014, the Company initiated a multi-center, double-blind, placebo-controlled, randomized Phase I/II trial to study the safety and efficacy of Viaskin
™
Milk in 198 patients with Immunoglobulin E (“IgE”) mediated CMPA, which the Company refers to as the Milk Efficacy and Safety (“MILES”) trial. In June 2015, the Company announced completion of Part A of the MILES trial, or Phase I, and it launched Part B, or Phase II, in October 2015. In February 2018, the Company announced preliminary results from Part B of the MILES trial. Following analyses of the data, the 300
µg
 dose was identified as the dose with the greatest observed clinical activity for children
(intent-to-treat,
p=0.042). The Company believes these preliminary results support further advancement of the Viaskin
™
Milk program and intends to discuss findings with regulatory authorities to determine the design of future clinical trials. All patients in the open-label extension trial were switched to the 300
μ
g dose for treatment of up to 24 months.
Viaskin
™
Egg
In February 2015, the Company announced the development of a third product candidate, Viaskin
™
Egg, for the treatment of patients suffering from hen’s egg allergy. Preclinical development for Viaskin
™
Egg commenced in the first half of 2015 and is currently ongoing.
Other Viaskin
™
application
In addition to
the Company’s
development programs in food allergies,
the Company is
exploring the use of
its
Viaskin
™
technology for the treatment of inflammatory and autoimmune diseases with high unmet medical need. Human proof-of-concept
trials are ongoing with Viaskin
™
in Eosinophilic Esophagitis (EoE) and as a booster vaccination against Bordetella pertussis (whooping cough) in healthy adults. The Company’s other earlier stage research programs include vaccination for respiratory syncytial virus, as well as potential treatments for celiac disease and type I diabetes.

Main events in 2019

1.	CLINICAL PROGRAMS
Viaskin
™
Peanut
On October 4, 2019, the Company announced that the FDA accepted for review the BLA for its investigational Viaskin
™
Peanut immunotherapy for the treatment of peanut-allergic children ages 4 to 11 years.

On February 21, 2020, the Company announced that the FDA announced that an Allergenic Products Advisory Committee meeting would be held on May 15, 2020 to discuss the BLA. On March 16, 2020, the Company announced that the FDA had informed the Company that during the FDA’s ongoing review of the BLA, it had identified questions regarding efficacy, including the impact of patch-site adhesion. Therefore, the Advisory Committee meeting to discuss the BLA will no longer take place as previously scheduled on May 15, 2020. The Company is in communication with the FDA regarding the potential submission, as part of the ongoing BLA review, of additional information on patch-site adhesion from the Company’s clinical program as well as on its long-term efficacy results from the three-year open-label extension trial, PEOPLE. At this time, the Company has received no additional information regarding the timeline of the BLA review and believes the target action date of August 5, 2020 remains unchanged. However, the submission of additional information to the FDA may constitute a major amendment to the BLA and could extend the target action date.

2.	FINANCING
On April 8, 2019, the Company announced the
closing

of an underwritten global offering of an aggregate of 6,000,000 ordinary shares reserved to specified categories of investors in (i) an offering of 2,447,500 ordinary shares in the form of 4,895,000 American Depositary Shares (“ADSs”) in the United States, Canada and certain other countries outside Europe, at an offering price of $6.75 per ADS (on the basis of an exchange rate of $1.1233 = €1.00), and (ii) a private placement of 3,552,500 ordinary shares in Europe (including France), at an offering price of €12.02 per ordinary share. Each ADS represents the right to receive one-half
of one ordinary share. The gross proceeds to the Company from the global offering were approximately $81.0 million (approximately €72.1 million), before deducting underwriting commissions and estimated offering expenses.
On October 15, 2019, the Company announced the
closing
on October 11, 2019 of an underwritten global offering of an aggregate of 9,484,066 ordinary shares reserved to specified categories of investors in (i) an offering of 7,914,622 ordinary shares in the form of 15,829,244 American Depositary Shares (ADSs) in the United States, Canada and certain other countries outside Europe, at an offering price of $6.59 per ADS (on the basis of an exchange rate of $1.0945 = €1.00), and (ii) a private placement of 1,569,444 ordinary shares in Europe (including France), at a public offering price of €12.04 per ordinary share. The Company also announced the closing
on October 15, 2019 of 1,368,667 additional ordinary shares in the form of 2,737,334 ADSs, at an offering price of $6.59 per ADS, after full exercise of the underwriters’ option to purchase additional ordinary shares in the form of ADSs (the “Option”). The total gross proceeds from the global offering, after exercise of the Option, were approximately $143.0 million (approximately €130.7 million), before deducting commissions and estimated offering expenses.

3.	CHANGE IN THE GROUP’S EXECUTIVE COMMITTEE MEMBERSHIP AND BOARD MEMBERS
On January 3, 2019, the Company announced the following changes to its leadership team as the Company strengthens its organizational competencies in the development of the Viaskin
™
platform:

•
DBV’s Chief Scientific Officer (CSO), Dr. Hugh Sampson, assumed the role of interim Chief Medical Officer (CMO) effective on January 3, 2019. Dr. Sampson succeeded Dr. Lucia Septien-Velez. As CSO and during his time as interim CMO, Dr. Sampson leads both the scientific and medical teams at the Company and reports to Daniel Tassé, Chief Executive Officer of DBV Technologies.

•
Julie O’Neill was engaged to direct all product development, manufacturing, supply chain, quality assurance, and end-to-end process optimization at the Company. She directly advises Daniel Tassé. Julie, who was appointed to DBV’s Board of Directors in 2017, continues to serve as a director, while overseeing the submission of the Viaskin™ Peanut BLA in children 4 to 11 years of age. Julie O’Neill’s role as a consultant was completed with the submission of the BLA to the FDA in August 2019.

•	Alan Kerr, Senior Vice President, Head of Global Regulatory Affairs of DBV Technologies, reports to the Company’s CEO, Daniel Tassé effective from January 3, 2019.
On March 5, 2019, the Company also provided an update on leadership and operational changes:

•	Charles Ruban, former Chief Operating Officer, who oversaw regulatory, product development and commercial operations, resigned from the Company, effective March 15, 2019.

•
Laurent Martin, former Chief Development Officer, resigned from his regulatory and product development role, effective March 15, 2019. Mr. Martin’s primary responsibilities were first taken by Julie O’Neill, who stepped in as an advisor to the CEO on DBV’s manufacturing and operations, overseeing product development, manufacturing, supply chain, quality assurance, and end-to-end
process optimization at the Company. Those responsibilities were then directly taken up by Daniel Tassé as of August 2019. Mr. Martin continued to serve as DBV’s responsible pharmacist (
Pharmacien Responsable
) in accordance with applicable regulations in France until the appointment of Marie-Catherine Therene on January 9, 2020.

On March 4, 2019, the Board of Directors appointed existing board member, Michel de Rosen, as
Non-Executive
Chairman of the Board of Directors. Mr. de Rosen succeeded the Company’s co-founder,
Dr. Pierre-Henri Benhamou, who retired from his position as DBV’s
Non-Executive
Chairman and board member. Dr. Benhamou joined the Company’s Scientific Advisory Board on March 5, 2019. In a
d
dition, Daniel Tassé, CEO of DBV Technologies, was appointed to the Board of Directors to replace Dr. Benhamou. This appointment was approved by the Annual General Meeting of Shareholders held on May 24, 2019.
On May 14, 2019, the Company announced that its Deputy Chief Executive Officer and Principal Financial Officer, David Schilansky, had decided to leave the Company by the end of August 2019. While a new Chief Financial Officer search was underway, DBV did not fill the Deputy CEO role following David Schilansky’s departure. Sébastien Robitaille served as the Company’s interim Chief Financial Officer and Principal Financial Officer, from August 31, 2019 until the appointment of Ramzi Benamar as Chief Financial Officer on January 2, 2020.
On May 24, 2019, the Company also announced that Viviane Monges, who has 30 years of global pharmaceutical leadership experience in financial operations, had
been appointed to the Board of Directors and Audit Committee.
On July 22, 2019, Pharis Mohideen, M.D. joined the Company as its CMO. Dr. Mohideen serves as a member of the Executive Committee and reports to Daniel Tassé. Effective as of Dr. Mohideen’s start date, Dr. Hugh Sampson, who assumed the role of interim CMO in early 2019, continued to serve as CSO.
On September 2, 2019, Caroline Daniere joined the Company as Chief Human Resources Officer.
As of the date of this report, the Board of Directors of the Company is composed

o
f
nine directors, four of whom are women.

4.	OTHER KEY EVENTS
A class action complaint was filed on January 15, 2019, in the United States District Court for the District of New Jersey, entitled Travis
Ito-Stone
v. DBV Technologies, et al., Case No.
2:19-cv-00525.
The complaint alleges that the Company and its former Chief Executive Officer, its current Chief Executive Officer
,
its former Deputy Chief Executive

Officer and its former Chief Business
Officer violated certain federal securities laws, specifically under Sections 10(b) and 20(a) of the Exchange Act, and Rule
10b-5
promulgated thereunder.
The plaintiff seeks damages on behalf of a purported class of purchasers of the Company’s securities between February 14, 2018 and December 19, 2018. The Company believes that the allegations contained in the complaint are without merit and intend to defend the case vigorously. However, whether or not the plaintiff’s claims are successful, this type of litigation is often expensive and diverts management’s attention and resources, which could adversely affect the operation of the Company’s business. If the Company is ultimately required to pay significant defense costs, damages or settlement amounts, such payments could adversely affect its operations.
The Company may be the target of similar litigation in the future. Any future litigation could result in substantial costs and divert management’s attention and resources, which could cause serious harm to the Company’s business, operating results and financial condition.
The company maintains liability insurance; however, if any costs or expenses associated with this or any other litigation exceed its insurance coverage, the Company may be forced to bear some or all of these costs and expenses directly, which could be substantial.